SCHEDULE OF KEY COMPENSATION AWARDS (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Director fees	$ 132,651	$ 152,438
Salaries	217,510	142,068
Share-based payments	194,200	122,112
Total	$ 544,361	$ 416,618